UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04400

T. Rowe Price Equity Income Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Equity Income Fund	March 31, 2013

T. Rowe Price Equity Income Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 92.7%		
CONSUMER DISCRETIONARY 9.8%		
Auto Components 0.5%		
Johnson Controls	4,250,000	149,047
		149,047
Automobiles 0.5%		
Ford Motor	10,000,000	131,500
		131,500
Distributors 0.6%		
Genuine Parts	1,956,000	152,568
		152,568
Hotels, Restaurants & Leisure 0.4%		
Carnival	3,500,000	120,050
		120,050
Household Durables 0.2%		
Whirlpool	450,000	53,307
		53,307
Leisure Equipment & Products 1.4%		
Hasbro	2,250,000	98,865
Mattel	6,605,800	289,268
		388,133
Media 3.9%		
Cablevision, Class A	6,965,400	104,203
Comcast, Class A	3,258,700	136,898
Madison Square Garden (1)	2,104,875	121,241
New York Times, Class A (1)	6,789,200	66,534
Time Warner	5,702,833	328,597
Walt Disney	3,906,200	221,872

WPP (GBP)	4,281,558	68,244
		1,047,589
Multiline Retail 1.6%		
Kohl's	5,750,000	265,248
Macy's	3,723,600	155,795
		421,043
Specialty Retail 0.7%		
Staples	13,000,000	174,590
Tiffany	250,000	17,385
		191,975
Total Consumer Discretionary		2,655,212
CONSUMER STAPLES 5.6%		
Beverages 0.9%		
PepsiCo	2,995,800	236,998
		236,998
Food Products 2.4%		
Archer-Daniels-Midland	7,483,600	252,422
Campbell Soup	5,932,900	269,116
McCormick	1,755,300	129,102
		650,640
Household Products 1.5%		
Clorox	3,239,200	286,766
Energizer	1,250,000	124,663
		411,429
Personal Products 0.8%		
Avon	10,132,400	210,045
		210,045
Total Consumer Staples		1,509,112

ENERGY 13.8%		
Energy Equipment & Services 1.6%		
Diamond Offshore Drilling	2,750,000	191,290
Schlumberger	3,276,400	245,370
		436,660
Oil, Gas & Consumable Fuels 12.2%		
Anadarko Petroleum	3,180,700	278,152
Apache	5,000,000	385,800
BP, ADR	3,265,700	138,302
Chevron	5,366,000	637,588
ConocoPhillips	1,665,100	100,073
CONSOL Energy	5,500,000	185,075
ExxonMobil	6,064,200	546,445
Hess	4,000,000	286,440
Murphy Oil	4,612,100	293,929
Petrobras, ADR (1 ADR represents 2 common shares)	3,500,000	57,995
Royal Dutch Shell, ADR	5,819,200	379,179
		3,288,978
Total Energy		3,725,638
FINANCIALS 20.3%		
Capital Markets 2.3%		
Bank of New York Mellon	5,601,000	156,772
Legg Mason	6,326,200	203,387
Northern Trust	4,500,000	245,520
Och-Ziff Capital Management, Partnership	2,782,500	26,017
		631,696
Commercial Banks 5.7%		
PNC Financial Services Group	5,000,000	332,500
Regions Financial	11,010,600	90,177
SunTrust	7,615,700	219,408
U.S. Bancorp	12,242,800	415,398

Wells Fargo	13,319,600	492,692
		1,550,175
Consumer Finance 2.6%		
American Express	5,138,300	346,630
Capital One Financial	2,827,800	155,387
SLM Corporation	10,029,100	205,396
		707,413
Diversified Financial Services 4.5%		
Bank of America	26,200,986	319,128
JPMorgan Chase	14,381,200	682,532
McGraw-Hill	4,071,900	212,064
		1,213,724
Insurance 4.4%		
Allstate	6,318,600	310,054
Chubb	1,466,300	128,345
Lincoln National	4,535,000	147,887
Loews	2,000,000	88,140
Marsh & McLennan	7,622,600	289,430
Sun Life Financial	3,315,000	90,466
Willis Group Holdings	3,000,000	118,470
		1,172,792
Real Estate Investment Trusts (REITs) 0.8%		
Weyerhaeuser, REIT	6,532,689	204,996
		204,996
Total Financials		5,480,796
HEALTH CARE 6.9%		
Health Care Providers & Services 0.5%		
Quest Diagnostics	2,200,000	124,190
		124,190

Life Sciences Tools & Services 1.6%		
Agilent Technologies	2,250,000	94,433
Thermo Fisher Scientific	4,500,000	344,205
		438,638
Pharmaceuticals 4.8%		
Bristol-Myers Squibb	5,864,800	241,571
Hospira (1)	1,168,700	38,368
Johnson & Johnson	4,633,000	377,729
Merck	6,625,700	293,055
Pfizer	12,287,115	354,606
		1,305,329
Total Health Care		1,868,157
INDUSTRIALS & BUSINESS SERVICES 14.0%		
Aerospace & Defense 3.2%		
Boeing	2,676,900	229,812
Harris	4,489,500	208,043
Honeywell International	4,166,100	313,916
Lockheed Martin	1,176,600	113,565
		865,336
Air Freight & Logistics 1.0%		
UPS, Class B	3,132,800	269,108
		269,108
Airlines 0.9%		
United Continental (1)	7,500,000	240,075
		240,075
Building Products 0.8%		
Masco	7,222,600	146,258
USG (1)	3,083,200	81,520
		227,778

Electrical Equipment 1.6%		
Eaton	2,202,650	134,912
Emerson Electric	5,086,900	284,205
		419,117
Industrial Conglomerates 4.0%		
3M	3,266,400	347,251
GE	31,286,500	723,344
		1,070,595
Machinery 1.4%		
Illinois Tool Works	4,987,600	303,944
Ingersoll-Rand	500,000	27,505
Joy Global	750,000	44,640
		376,089
Road & Rail 1.1%		
Norfolk Southern	4,000,000	308,320
		308,320
Total Industrials & Business Services		3,776,418
INFORMATION TECHNOLOGY 8.0%		
Communications Equipment 1.0%		
Cisco Systems	10,312,600	215,636
Nokia, ADR	14,500,000	47,560
		263,196
Computers & Peripherals 1.9%		
Apple	325,000	143,855
Dell	16,500,000	236,445
Hewlett-Packard	5,426,800	129,375
		509,675

Electronic Equipment, Instruments & Components 0.7%		
Corning	15,000,000	199,950
		199,950
IT Services 1.0%		
Computer Sciences	3,878,300	190,929
Western Union	5,500,000	82,720
		273,649
Semiconductor & Semiconductor Equipment 2.0%		
Analog Devices	4,135,000	192,236
Applied Materials	12,594,500	169,774
Texas Instruments	4,786,900	169,839
		531,849
Software 1.4%		
CA	2,500,000	62,925
Microsoft	10,896,200	311,740
		374,665
Total Information Technology		2,152,984
MATERIALS 4.6%		
Chemicals 0.5%		
DuPont	2,632,900	129,433
		129,433
Construction Materials 0.7%		
Vulcan Materials	3,538,800	182,956
		182,956
Containers & Packaging 0.5%		
MeadWestvaco	3,979,600	144,460
		144,460

Metals & Mining 1.4%		
Cliffs Natural Resources	2,162,900	41,117
Newmont Mining	2,725,000	114,150
Nucor	5,008,900	231,161
		386,428
Paper & Forest Products 1.5%		
International Paper	8,439,636	393,118
		393,118
Total Materials		1,236,395
TELECOMMUNICATION SERVICES 3.8%		
Diversified Telecommunication Services 3.5%		
AT&T	12,367,200	453,753
CenturyLink	4,136,179	145,304
Telefonica (EUR)	5,131,578	69,002
Verizon Communications	5,257,200	258,391
		926,450
Wireless Telecommunication Services 0.3%		
Vodafone (GBP)	31,302,788	88,753
		88,753
Total Telecommunication Services		1,015,203
UTILITIES 5.9%		
Electric Utilities 4.2%		
Duke Energy	4,881,628	354,357
Entergy	3,854,700	243,771
Exelon	7,006,400	241,581
FirstEnergy	2,459,900	103,808
XCEL Energy	5,865,200	174,196
		1,117,713

Independent Power Producers & Energy Traders 0.3%		
AES	7,250,000	91,133
		91,133
Multi-Utilities 1.2%		
NiSource	9,761,900	286,414
Teco Energy	2,344,000	41,770
		328,184
Water Utilities 0.2%		
Xylem	1,977,652	54,504
		54,504
Total Utilities		1,591,534
Total Common Stocks (Cost $19,131,906)		25,011,449
CONVERTIBLE PREFERRED STOCKS 0.5%		
CONSUMER DISCRETIONARY 0.5%		
Automobiles 0.5%		
General Motors	3,392,550	146,622
Total Convertible Preferred Stocks (Cost $169,316)		146,622
BOND MUTUAL FUNDS 0.8%		
T. Rowe Price Institutional Floating Rate Fund, 3.53% (2)(3)	19,772,292	203,654
Total Bond Mutual Funds (Cost $196,661)		203,654
SHORT-TERM INVESTMENTS 5.9%		
Money Market Funds 5.9%		
T. Rowe Price Reserve Investment Fund, 0.10% (2)(4)	1,602,361,888	1,602,362
Total Short-Term Investments (Cost $1,602,362)		1,602,362

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $21,100,245,000. Net unrealized gain aggregated $5,863,854,000 at period-end, of which $7,150,980,000 related to appreciated investments and $1,287,126,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to Price Associates. To ensure that the fund does not incur duplicate fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013